Stockholders' Equity (Deficit) (Details Textual) - USD ($)						1 Months Ended	3 Months Ended			12 Months Ended
	May 05, 2017	Nov. 22, 2016	Sep. 14, 2016	Jun. 06, 2016	Apr. 28, 2014	Apr. 30, 2016	Jun. 30, 2017		Jun. 30, 2016	Mar. 31, 2017		Mar. 31, 2016		Feb. 21, 2017	Nov. 24, 2016	Jun. 02, 2016	Feb. 21, 2016	Mar. 31, 2015	Dec. 31, 2014
Equity method investments												$ 4,889,515			$ 5,022,347			$ 4,478,962
Number of shares issued, value	$ 3,340,000						$ 3,340,000
Warrant exercise price							$ 0.01			$ 1.67		$ 0.005
Common stock issued for services, value												$ 856,500
Number of warrants exercised												1,162,500
Convertible notes payable										$ 1,403,149		$ 200,000
Proceeds from warrant exercise							$ 10,226		$ 1,030	$ 48,123
Common stock, authorized							500,000,000			500,000,000		500,000,000
Preferred stock, authorized							10,000,000			10,000,000		1,000,000
Preferred stock, par value							$ 0.001			$ 0.001		$ 0.001
Common stock convertible notes, value										$ 205,918
Net proceeds for common stock									$ 1,250,000	$ 1,375,000		$ 618,314
Restricted Stock [Member]
Common stock issued for services							107,292
Common stock issued for services, value							$ 1,061,708
8% Unsecured Convertible Notes Payable [Member]
Number of shares issued			150,000	205,918
Share price				$ 1.67
Warrant exercise price			$ 1.67							$ 0.005
Convertible notes payable							$ 1,714,442	[1]			[2]	$ 200,000	[2]
Aggregate relative fair value				$ 5,918						$ 99,915
Jjat Corp [Member]
Number of shares issued					58,000,000
Equity method investments					$ 4,200,000
Accredited Investors [Member]
Number of shares issued										947,500
Number of shares issued, value										$ 9,475
Warrant exercise price										$ 0.01
Accredited Investors [Member] | Securities Purchase Agreements [Member]
Share price										$ 2.50		$ 2						$ 1
Number of units issued										550,000		762,500
Number of units issued, value										$ 1,375,000		$ 612,500
Accredited Investors [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Share price												$ 0.005
Accredited Investors [Member] | Securities Purchase Agreements [Member] | Minimum [Member]
Share price												$ 0.01
Consultants [Member]
Common stock issued for services							229,165
Common stock issued for services, value							$ 382,705
Share price							$ 1.67
Trinad Capital [Member] | 8% Unsecured Convertible Notes Payable [Member]
Warrant exercise price																	$ 0.01
Aggregate relative fair value										$ 3,248,948				$ 1,790,539
Employees [Member]
Common stock issued for services							700,000
Common stock issued for services, value							$ 1,169,000
Share price							$ 1.67
Warrant [Member]
Number of shares issued			150,000
Number of shares issued, value												$ 5,813
Warrant exercise price							$ 0.01			$ 0.005		$ 0.01						$ 0.01	$ 0.01
Expiration period							3 years		4 years
Number of warrants exercised							1,022,500					581,250						2,950,000
Common stock convertible notes, shares							872,500
Common stock convertible notes, value							$ 791,576
Number warrant issued							1,022,500
Net proceeds for common stock							$ 10,226
Warrant [Member] | Convertible Debt [Member]
Number of shares issued			150,000							2,583,038
Share price			$ 0.005							$ 0.01
Number of shares issued, value			$ 93,612							$ 676,518
Number of warrants exercised										966,536
Convertible notes payable										$ 48,123
Number of cashless warrants exercised										2,250,000
Warrant [Member] | Convertible Debt One [Member]
Number of shares issued		250,000
Share price		$ 0.005
Number of shares issued, value		$ 226,811
Warrant [Member] | 8% Unsecured Convertible Notes Payable [Member]
Number of shares issued				205,920								200,000
Warrant exercise price				$ 0.005								$ 0.01				$ 0.005
Number of warrants exercised																205,920
Convertible notes payable																$ 400,000
Proceeds from warrant exercise				$ 1,030
Aggregate relative fair value				$ 341,864												$ 341,864
Warrant [Member] | Securities Purchase Agreements [Member]
Number of shares issued										275,000
Warrant [Member] | Eight Accredited Investors [Member]
Share price																			1.00
Warrant exercise price																			$ 0.01
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of shares in each unit										1		1
Warrant exercise price												$ 0.005						$ 0.01
Expiration period										3 years		4 years
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Warrant exercise price										$ 0.005
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member] | Minimum [Member]
Warrant exercise price										$ 0.01
Warrant [Member] | Trinad Capital [Member]
Number of shares issued						3,352,754
Share price						$ 0.005
Number of shares issued, value						$ 1,661,114
Warrant exercise price						$ 0.005
Proceeds from warrant exercise						$ 16,764
Common Stock [Member]
Number of shares issued							2,000,000
Share price												$ 1
Number of shares issued, value							$ 2,000
Common stock issued for services												1,802,000
Common stock issued for services, value												$ 1,802
Common stock convertible notes, shares										205,918
Common stock convertible notes, value										$ 206
Common Stock [Member] | Subscription Agreement [Member]
Share price																		0.50
Common Stock [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of shares in each unit										1		1
Common Stock [Member] | Various Consultants And Advisory Board Members [Member]
Common stock issued for services												901,000
Common stock issued for services, value												$ 856,500
Common Stock [Member] | Various Consultants And Advisory Board Members [Member] | Maximum [Member]
Share price												$ 1						1
Common Stock [Member] | Various Consultants And Advisory Board Members [Member] | Minimum [Member]
Share price												$ 0.50						$ 0.50
Common Stock [Member] | Consultants [Member]
Common stock issued for services										1,578,720		1,802,000
Common stock issued for services, value										$ 2,279,589		$ 856,500
Number of shares issued upon services to related party										100,000
Number of shares issued upon services to related party, value										$ 167,000
Common Stock [Member] | Consultants [Member] | Maximum [Member]
Share price												$ 0.25
Number of shares in each unit										0.50
Common Stock [Member] | Consultants [Member] | Minimum [Member]
Share price												$ 0.50
Number of shares in each unit										1.67

[1]	Between April 5, 2016 and June 29, 2017, the Company issued ten 6% unsecured convertible notes payable to certain investors for aggregate total principal of $1,695,000. The notes are due on various dates through June 29, 2018. Before the maturity date, the noteholders shall in their sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholders will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholders received an aggregate of 847,500 warrants to purchase shares of the Company's common stock at an exercise price of $0.01 per share. The aggregate relative fair value of the 847,500 warrants issued to the noteholders was determined to be $768,893 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.35-1.53%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). At the issuance of these notes, the effective conversion price was $0.91 and the market price of the shares on the date of conversion was approximately $1.67 per share, the Company recognized aggregate beneficial conversion features of $768,893. As a result, the Company recorded a note discount of $1,537,790 to account for the relative fair values of the warrants and the notes' beneficial conversion features which will be amortized as interest over the terms of the notes or in full upon conversion of the notes. During the three months ended June 30, 2017, the Company amortized $295,983 of such discount to interest expense, and the unamortized discount as of June 30, 2017 was $1,241,807. As of June 30, 2017, $19,442 of accrued interest was added to the principal balance.
[2]	On January 19, 2016, the Company issued three 8% unsecured convertible notes payable to investors (the "Lenders") for an aggregate amount of $200,000. These notes were due on January 19, 2018. Before the maturity date, the noteholder had in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing. In addition, the Lenders received 400,000 warrants to purchase shares of the Company's common stock at an exercise price of $0.005 per share. The warrants were exercised during the year ended March 31, 2017. The aggregate relative fair value of the 400,000 warrants issued to the Lender was determined to be $99,915 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The value of the warrants of $99,915 was considered as debt discount upon issuance and was being amortized as interest over the term of the notes or in full upon the conversion of the corresponding notes. During the year ended March 31, 2016, the Company amortized $9,818 of such discount to interest expense, and the unamortized discount as of March 31, 2016 was $89,727. On June 6, 2016, the Lenders converted $200,000 of principal and $5,918 of interest into 205,918 shares of the Company's common stock at a conversion price of $1 per share. As the market price of the shares on the date of conversion was approximately $1.67 per share, the Company recognized a beneficial conversion cost of $136,936. As a result of the conversion, the remaining debt discount of $89,727 was fully amortized to interest expense as of the date of conversion. As an inducement for the conversion, the Lenders were issued 205,920 warrants to purchase shares of the Company's common stock at an exercise price of $0.005 per share. The aggregate fair value of the 205,920 warrants issued to the Lenders was $341,864 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.20%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). The value of the warrants of $341,864 was considered as additional interest expense upon their issuance. The warrants were exercised immediately into 205,920 shares of the Company's common stock with net proceeds of $1,030 to the Company.